Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
The following table summarizes our major classes of property and equipment, net of accumulated depreciation at December 31, 2021 (in thousands):

2021
Computer equipment	$568
Construction in progress	564

Total property and equipment	1,132
Less: accumulated depreciation	50

Total property and equipment – net	$1,082